CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock	Paid-in capital	Retained Earnings (Deficit)	AOCI [1]
Balance, beginning period at Dec. 31, 2015	$ (19,382)	$ 1	$ (37,144)	$ 71,391	$ (53,630)
Balance, beginning period (in shares) at Dec. 31, 2015		37,894,752
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	65,444			65,444
Foreign currency translation adjustment	(6,022)				(6,022)
Cash flow hedge	(333)				(333)
Share based compensation expense	$ 1,148		1,148
Proceeds from exercise of stock options (in shares)	0
Balance, ending period at Dec. 31, 2016	$ 40,855	$ 1	(35,996)	136,835	(59,985)
Balance, ending period (in shares) at Dec. 31, 2016		37,894,752
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	49,153			49,153
Foreign currency translation adjustment	16,713				16,713
Cash flow hedge	333				333
Initial Public Offering, Net Proceeds	81,117	$ 7	81,110
Initial Public Offering, Net Proceeds (in shares)		6,666,667
Dividends	(182,000)			(182,000)
Share based compensation expense	$ 965		965
Proceeds from exercise of stock options (in shares)	0
Balance, ending period at Dec. 31, 2017	$ 7,136	$ 8	46,079	3,988	(42,939)
Balance, ending period (in shares) at Dec. 31, 2017		44,561,419
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(22,053)			(22,053)
Foreign currency translation adjustment	(18,121)				(18,121)
Cash flow hedge	0
Initial Public Offering, Net Proceeds	7,110	$ 1	7,109
Initial Public Offering, Net Proceeds (in shares)		1,000,000
Share based compensation expense	8,210		8,210
Proceeds from exercise of stock options	$ 559		559
Proceeds from exercise of stock options (in shares)	500,924	500,924
Common stock issued for RSU's vesting, net of shares withheld and withholding paid for employee taxes	$ (1,942)		(1,942)
Common stock issued for RSU's vesting, net of shares withheld and withholding paid for employee taxes (in shares)		349,888
Balance, ending period at Dec. 31, 2018	$ (19,101)	$ 9	$ 60,015	$ (18,065)	$ (61,060)
Balance, ending period (in shares) at Dec. 31, 2018		46,412,231

[1]	Accumulated other comprehensive income (loss)